SCHEDULE OF GROSS CARRYING AMOUNT AND LOSS ALLOWANCE PROVISION FOR TENANT NOTES RECEIVABLES (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Lease And Other Receivables Net
Gross carrying amount - short term	$ 818,250	$ 764,523
Loss allowance provision - short term	(13,501)	(12,615)
Tenant notes receivables - short term, net	804,749	751,908
Gross carrying amount - long term	6,103,015	6,910,609
Loss allowance provision - long term	(100,700)	(114,025)
Tenant notes receivables - long term, net	$ 6,002,315	$ 6,796,584